Financial Risk Management - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Finance expenses, before the income tax effect	€ 3,303		€ 3,450	€ 5,281
Interest Rate Risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Description of interest rates in various markets, basis points		if at December 31, 2017 the interest rates in the various markets in which the TIM Group operates had been 100 basis points higher/lower compared to the actual rates, then higher/lower finance expenses, before the income tax effect, would have been recognized in the income statement of 50 million euros (50 million euros at December 31, 2016).
Finance expenses, before the income tax effect		€ 50	€ 50
Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross financial debt percentage	14.00%
Financial debt nominal repayment	Next 12 months
Financial liabilities repayment term	Next 24 months
Bottom of range [member] | Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Refinancing requirements term on irrevocable bank lines and liquidity	Refinancing requirements at least for the next 12 months with irrevocable bank lines and liquidity.
Bottom of range [member] | Fixed interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of nominal amount on medium long-term non-current financial liabilities	65.00%
Bottom of range [member] | Floating interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of nominal amount on medium long-term non-current financial liabilities	25.00%
Top of range [member] | Credit risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Deposits	Less than three months
Top of range [member] | Fixed interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of nominal amount on medium long-term non-current financial liabilities	75.00%
Top of range [member] | Floating interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of nominal amount on medium long-term non-current financial liabilities	35.00%